Cash Flow Adjustments and Changes in Working Capital (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-cash adjustments
Depreciation and amortisation	£ 11,431	£ 8,743
Interest income	(53)	(353)
Interest expense	1,034	865
Foreign exchange (gain)/loss	4,877	3,529
Grant income	(509)	(376)
Research and development tax credit	(1,174)	(800)
Share based payment expense	11,896	6,996
Hyperinflation	9	(22)
Gain on sale of subsidiary	0	(2,215)
Gain on sublease recognition	0	(498)
Sublease discount unwind	28	(3)
(Gain)/loss from disposal of non-current assets	(46)	20
Total non-cash adjustments	27,486	15,886
Net changes in working capital
(Increase) / Decrease in trade and other receivables	1,680	(8,948)
Increase / (Decrease) in trade and other payables	(7,279)	22,884
Total changes in working capital	£ (5,599)	£ 13,936